Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
New Jersey Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.54%	1.66%	[1]
Class K
Prospectus [Line Items]
Average Annual Return, Percent	1.39%	1.15%	2.45%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.39%	1.15%	2.45%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.30%	1.64%	2.68%

[1]	The New Jersey Customized Reference Benchmark commenced in September 2016 and therefore the New Jersey Customized Reference Benchmark does not have a return for the 10-year period.